Financial instruments - Activity in level 3 financial liabilities (Details) - Level 3 - Contingent consideration liabilities - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Changes in fair value measurement, liabilities [abstract]
Balance as of January 1	$ (90)	$ (98)
Accretion for passage of time	(4)	(4)
Balance as of June 30	$ (94)	$ (102)